Discontinued Operations (Details) - Schedule of Discontinued Operations, Net of Tax - Discontinued Operations [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]	Dec. 31, 2022 [2]	Dec. 31, 2021	Dec. 31, 2020
Schedule of Discontinued Operations, Net of Tax [Abstract]
Interest income		$ 147	$ 142	$ 1,884	$ 3,280
Interest cost and operating expenses		(1,177)
Loss from discontinued operations before income tax		(1,030)	(994)	(27,682)	(16,397)
Income tax expense		(1)		19	1
Net Loss from discontinued operations, net		$ (1,031)	$ (994)	$ (27,663)	$ (16,396)

[1]	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.
[2]	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.